PREPAID EXPENSES (Tables)	12 Months Ended
May 31, 2016
Disclosure Text Block Supplement [Abstract]
Schedule of Other Assets [Table Text Block]	Prepaid expenses consist of the following as of May 31, 2016 and 2015:

	May 31,	May 31,
	2016	2015
Prepaid legal fee	$6,742	$3,466
Prepaid consulting fees	-	28,334
Total prepaid expenses	$6,742	$31,800